Average Annual Total Returns			12 Months Ended		60 Months Ended	120 Months Ended	161 Months Ended	163 Months Ended	164 Months Ended
		Sep. 01, 2025	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
EIC Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares Return Before Taxes
Average Annual Return, Percent	[1]		5.13%		9.98%	8.08%		9.09%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%		13.59%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.09%		8.19%	6.42%		7.72%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.59%	[3]	7.63%	6.11%		7.20%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		13.98%		8.60%	8.40%		9.98%
Performance Inception Date		May 19, 2011
EIC Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares Return Before Taxes
Average Annual Return, Percent			10.38%	[4]	10.40%	7.87%	8.95%
Performance Inception Date		Jul. 18, 2011
EIC Value Fund Class C | S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%	13.99%
Performance Inception Date		Jul. 18, 2011
EIC Value Fund Class C | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deductions for fees or expenses or taxes)
Average Annual Return, Percent	[2]		13.98%		8.60%	8.40%	10.44%
Performance Inception Date		Jul. 18, 2011
EIC Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return Before Taxes
Average Annual Return, Percent			11.58%		11.51%	8.95%			9.77%
Performance Inception Date		Apr. 29, 2011
EIC Value Fund Institutional Class | S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees or Expenses)
Average Annual Return, Percent	[2]		25.02%		14.53%	13.10%			13.42%
Performance Inception Date		Apr. 29, 2011
EIC Value Fund Institutional Class | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deductions for fees or Expenses)
Average Annual Return, Percent	[2]		13.98%		8.60%	8.40%			9.82%
Performance Inception Date		Apr. 29, 2011

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
[2]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the S&P 500® Index due to the SEC’s revised definition for such an index. The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The Fund will retain the Russell 3000® Value Index as its additional benchmark for performance comparison. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe, which more closely aligns with the Fund’s investment strategy.
[3]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[4]	Reflects the imposition of the maximum deferred sales charge of 1.00%.